SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 9,151	$ 9,857	$ 28,649	$ 16,105
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Revenues		$ 190		$ 1,068